Note 29 - Commitments (Details Textual) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 BRL (R$)
Microcredit for female entrepreneurs [member]
Statement Line Items [Line Items]
Microcredit loans provided under social project, per person | R$			R$ 2
Zero drought for small holder farmers [member]
Statement Line Items [Line Items]
Number of rainwater capture basins to be built			2,000
Expense for social projects provision	$ 0	$ 909
Water for all [member]
Statement Line Items [Line Items]
Expense for social projects provision	68	842
Zero hunger action [member]
Statement Line Items [Line Items]
Expense for social projects provision	$ 60	$ 157